Cover	Feb. 14, 2024
Cover [Abstract]
Entity Registrant Name	DLT Resolution Inc.
Entity Central Index Key	0001420368
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 14, 2024
Entity File Number	333-148546
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-8248213
Entity Address Address Line 1	5940 S. Rainbow Blvd
Entity Address Address Line 2	Ste 400-32132
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89118
City Area Code	800
Local Phone Number	463-5465
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false